Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Goodwill [Line Items]
Beginning balance		$ 1,999,132	$ 3,650,037	$ 3,650,037
Additions during the period	[1]		284,239
Purchase price accounting adjustments	[2]		(1,687)
Impairment		1,882,187	1,205,731	1,882,187
Foreign exchange		9,994	(14,049)
Ending balance		2,009,126	2,712,809	1,999,132
Merchant Solutions [Member]
Goodwill [Line Items]
Beginning balance		637,446	1,796,591	1,796,591
Additions during the period	[1]		0
Purchase price accounting adjustments	[2]		0
Impairment			(763,190)
Foreign exchange		0	0
Ending balance		637,446	1,033,401	637,446
Digital Wallet Segments [Member]
Goodwill [Line Items]
Beginning balance		1,361,686	1,853,446	1,853,446
Additions during the period	[1]		284,239
Purchase price accounting adjustments	[2]		(1,687)
Impairment			(442,541)
Foreign exchange		9,994	(14,049)
Ending balance		$ 1,371,680	$ 1,679,408	$ 1,361,686

[1]	Additions to goodwill within the Digital Wallet segment related to the acquisition of SafetyPay.
[2]	Purchase price adjustments relate to changes in estimates of certain assets or liabilities acquired in business combinations that were completed within one year prior to March 31, 2022.